General and administrative expenses	12 Months Ended
Dec. 31, 2023
General and administrative expenses
General and administrative expenses
6.	General and administrative expenses

General and administrative expenses include the following categories:

	For the Year Ended December 31,
(in thousands)	2023	2022	2021
Personnel-related expenses	$3,812	$5,010	$3,800
Share-based compensation expense	3,311	2,138	3,119
Professional and consultant fees	2,869	3,954	2,593
Insurance, facilities, fees and other related costs	2,734	3,022	2,506
	$12,726	$14,124	$12,018